Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock	Common Stock	Accumulated deficit Accounting Standards Update 202308 [Member]	Accumulated deficit	AOCI Attributable to Parent	Accounting Standards Update 202308 [Member]	Total
Balance at Dec. 31, 2020	$ 22	$ 506,961		$ (231,352)			$ 275,631
Balance (in Shares) at Dec. 31, 2020	4,199	78,523,517
Issuance of common stock/At-the-market offering, net of offering costs		$ 669,916					669,916
Issuance of common stock/At-the-market offering, net of offering costs (in Shares)		24,344,057
Issuance of common stock related to exercise of warrants		$ 806					806
Issuance of common stock related to exercise of warrants (in Shares)		415,657
Issuance of common stock for settlement of 1,257,235 warrants on a cashless basis (in Shares)		543,686
Issuance of common stock in connection with the acquisition of Whinstone		$ 326,152					326,152
Issuance of common stock in connection with the acquisition of Whinstone (in shares)		11,800,000
Issuance of common stock in connection with acquisition of ESS Metron, LLC		$ 26,735					26,735
Issuance of common stock in connection with acquisition of ESS Metron, LLC (in Shares)		645,248
Issuance of common stock warrant for settlement of advisory fees		$ 1,157					1,157
Conversion of preferred stock to common stock	$ (11)	$ 11
Conversion of preferred stock to common stock (in Shares)	(2,000)	2,000
Stock option exercise
Stock option exercise (in shares)		10,286
Delivery of common stock underlying restricted stock units, net of shares settled for tax withholding		$ (5,082)					(5,082)
Delivery of common stock underlying restricted stock units, net of shares settled for tax withholding (in shares)		464,021
Stock-based compensation		$ 68,491					68,491
Net income (loss)				(15,437)			(15,437)
Balance at Dec. 31, 2021	$ 11	$ 1,595,147		(246,789)			1,348,369
Balance (in Shares) at Dec. 31, 2021	2,199	116,748,472
Issuance of restricted stock, net of forfeitures and delivery of common stock underlying stock awards, net of tax withholding		$ (10,138)					(10,138)
Issuance of restricted stock, net of forfeitures and delivery of common stock underlying stock awards, net of tax withholding (in shares)		13,947,829
Issuance of common stock/At-the-market offering, net of offering costs		$ 298,209					298,209
Issuance of common stock/At-the-market offering, net of offering costs (in Shares)		37,052,612
Conversion of preferred stock to common stock	$ (11)	$ 11
Conversion of preferred stock to common stock (in Shares)	(2,199)	2,199
Stock-based compensation		$ 24,555					24,555
Net income (loss)				(509,553)			(509,553)
Balance at Dec. 31, 2022		$ 1,907,784		(756,342)			1,151,442
Balance (in Shares) at Dec. 31, 2022		167,751,112
Issuance of restricted stock, net of forfeitures and delivery of common stock underlying stock awards, net of tax withholding		$ (14,035)					(14,035)
Issuance of restricted stock, net of forfeitures and delivery of common stock underlying stock awards, net of tax withholding (in shares)		809,302
Issuance of common stock/At-the-market offering, net of offering costs		$ 761,773					761,773
Issuance of common stock/At-the-market offering, net of offering costs (in Shares)		62,206,045
Issuance of common stock in connection with acquisition of ESS Metron, LLC
Issuance of common stock in connection with acquisition of ESS Metron, LLC (in Shares)		70,165
Stock-based compensation		$ 32,170					32,170
Net income (loss)				(49,472)			(49,472)
Other comprehensive income (loss)					$ 150		150
Balance at Dec. 31, 2023		$ 2,687,692	$ 5,994	$ (799,820)	$ 150	$ 5,994	$ 1,888,022
Balance (in Shares) at Dec. 31, 2023		230,836,624